Income Taxes - Income before Income Taxes and Equity in Net Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income before income taxes and equity in income of an affiliated company:
Income before income taxes and equity in income of an affiliated company, Japan	¥ 2,297	¥ 18,385	¥ 31,066
Income before income taxes and equity in income of an affiliated company, Foreign	6,931	3,530	8,960
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	9,228	21,915	40,026
Income taxes-Current:
Income taxes-Current, Japan	2,394	8,736	12,538
Income taxes-Current, Foreign	2,301	363	1,579
Income taxes-Current, Total	4,695	9,099	14,117
Income taxes-Deferred:
Income taxes-Deferred, Japan	641	21	2,574
Income taxes-Deferred, Foreign	(5)	(647)	250
Income taxes-Deferred, Total	¥ 636	¥ (626)	¥ 2,824